UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semiannual REPORT
June 30, 2023
Moderate Allocation Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Market Commnetary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Informartion

T. ROWE PRICE Moderate Allocation Portfolio
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Moderate Allocation Portfolio
Market Commentary

Dear Investor
Most major global stock and bond indexes produced positive
returns during the first half of your fund’s fiscal year, the six-
month period ended June 30, 2023. Despite turmoil in the
banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major
economies and corporate earnings results came in stronger
than expected.
For the six-month period, the technology-oriented Nasdaq
Composite Index gained more than 30%, the strongest
result of the major benchmarks, as tech companies
benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and
developed market stocks generally outpaced their emerging
market counterparts. Currency movements were mixed
over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in
European securities.
Within the S&P 500 Index, the information technology,
communication services, and consumer discretionary sectors
were all lifted by the tech rally and recorded significant
gains. Conversely, the defensive utilities sector had the
weakest returns in the growth-focused environment, and the
energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core
inflation readings—which exclude volatile food and energy
prices—remained stubbornly high. In response, the Federal
Reserve raised its short-term lending benchmark rate to a
target range of 5.00% to 5.25% by early May, the highest level since 2007. The Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come
by the end of the year.
In the fixed income market, returns were generally positive
across most sectors as investors benefited from the higher
interest rates that have become available over the past
year. Investment-grade corporate bonds were supported
by generally solid balance sheets and were among the
strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we
believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been
contained by the swift actions of regulators, it could weigh on credit conditions. Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the
commentary on your fund’s performance and positioning that
we previously included in the semiannual shareholder letters.
The Securities and Exchange Commission (SEC) adopted new
rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report.
This change will require a much more concise summary of
performance rather than the level of detail we have provided historically while also aiming to be more visually engaging.
As we prepare to make changes to the annual reports to meet
the new report regulatory requirements by mid-2024, we
felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced,
you may continue to access current fund information as well
as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Moderate Allocation Portfolio
Portfolio Summary

SECURITY DIVERSIFICATION
*
Includes the cash underlying futures positions, such as the
Russell 2000 futures.

T. ROWE PRICE Moderate Allocation Portfolio

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1)
transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
MODERATE ALLOCATION
PORTFOLIO
Beginning
Account
Value
1/1/23
Ending
Account
Value
6/30/23
Expenses
Paid During
Period*
1/1/23 to
6/30/23
Actual $1,000.00 $1,087.40 $3.62
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,021.32   3.51
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.70%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE Moderate Allocation Portfolio
(Unaudited)
Financial Highlights
4
For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 17 .81 $ 22 .63 $ 22 .92 $ 20 .96 $ 18 .31 $ 21 .09
Investment activities
Net investment income
(1)(2)
0 .21 0 .31 0 .24 0 .28 0 .38 0 .39
Net realized and unrealized gain/
loss 1 .34 ( 4 .45 ) 2 .02 2 .72 3 .22 ( 1 .44 )
Total from investment activities 1 .55 ( 4 .14 ) 2 .26 3 .00 3 .60 ( 1 .05 )
Distributions
Net investment income ( 0 .20 ) ( 0 .30 ) ( 0 .24 ) ( 0 .29 ) ( 0 .40 ) ( 0 .38 )
Net realized gain – ( 0 .38 ) ( 2 .31 ) ( 0 .75 ) ( 0 .55 ) ( 1 .35 )
Total distributions ( 0 .20 ) ( 0 .68 ) ( 2 .55 ) ( 1 .04 ) ( 0 .95 ) ( 1 .73 )
NET ASSET VALUE
End of period $ 19 .16 $ 17 .81 $ 22 .63 $ 22 .92 $ 20 .96 $ 18 .31
Ratios/Supplemental Data
Total return
(2)(3)
8 .74% ( 18 .31 ) % 10 .06% 14 .54% 19 .80% ( 5 .08 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates
(4)
0 .90%
(5)
0 .90% 0 .90% 0 .90% 0 .90% 0 .88%
Net expenses after waivers/
payments by Price Associates 0 .70%
(5)
0 .70% 0 .71% 0 .72% 0 .72% 0 .76%
Net investment income 2 .23%
(5)
1 .60% 1 .00% 1 .32% 1 .88% 1 .84%
Portfolio turnover rate 42 .3% 98 .9% 82 .3% 65 .5% 91 .2% 77 .0%
Net assets, end of period (in
thousands) $ 170,908 $ 161,984 $ 209,296 $ 200,870 $ 184,645 $ 166,744
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
See Note 7. Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
Annualized

T. ROWE PRICE Moderate Allocation Portfolio
June 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.3%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  20,000 18
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  23,000 21
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  35,000 35
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28  (1) 100,000 89
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.306%, 4/15/35  (1) 250,000 244
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  90,000 82
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  20,000 18
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  35,000 31
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 6.41%,
7/15/36  (1) 250,000 246
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51  (1) 63,538 55
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  75,000 72
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  50,000 49
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  10,000 10
Ford Credit Auto Owner Trust
Series 2018-1, Class C
3.49%, 7/15/31  (1) 100,000 96
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  25,000 25
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35  (1) 100,000 98
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 52,388 49
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29  (1) 100,000 93
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M USD LIBOR + 1.14%, 6.413%,
1/23/35  (1) 250,000 244
Shares/Par $ Value
(Cost and value in $000s)
‡
MVW
Series 2023-1A, Class A
4.93%, 10/20/40  (1) 96,585 95
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29  (1) 83,894 83
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  25,000 23
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  40,000 38
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  20,000 19
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  90,000 88
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27  (1) 50,000 48
SMB Private Education Loan Trust
Series 2018-A, Class A2A
3.50%, 2/15/36  (1) 44,327 42
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35  (1) 42,473 41
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53  (1) 100,000 90
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  20,000 19
Total Asset-Backed Securities (Cost
$2,253) 2,161
BOND MUTUAL FUNDS 13.6%
T. Rowe Price Inflation Protected Bond
Fund - I Class, 7.97%  (2)(3) 519 6
T. Rowe Price Institutional Emerging
Markets Bond Fund, 6.47%  (2)(3) 1,090,725 6,937
T. Rowe Price Institutional Floating Rate
Fund - Institutional Class, 8.76%  (2)(3) 40,784 380
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 8.16%  (2)(3) 1,251,416 9,411
T. Rowe Price International Bond Fund - I
Class, 4.42%  (2)(3) 456,877 3,230
T. Rowe Price International Bond Fund
(USD Hedged) - I Class, 4.35%  (2)(3) 414,414 3,369
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 7.84%  (2)(3) 1,401 6
Total Bond Mutual Funds (Cost $26,953) 23,339
COMMON STOCKS 51.9%
COMMUNICATION SERVICES 3.2%
Diversified Telecommunication
Services 0.3%
KT (KRW)  3,294 75

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Nippon Telegraph & Telephone (JPY)  285,000 337
Verizon Communications  3,007 112
524
Entertainment 0.2%
Netflix (4) 641 282
Sea, ADR  (4) 933 54
Walt Disney  (4) 850 76
412
Interactive Media & Services 2.2%
Alphabet, Class A  (4) 2,117 254
Alphabet, Class C  (4) 19,400 2,347
Meta Platforms, Class A  (4) 3,435 986
NAVER (KRW)  364 51
Tencent Holdings (HKD)  1,000 42
Vimeo  (4) 4,881 20
Z Holdings (JPY)  20,900 50
3,750
Media 0.1%
CyberAgent (JPY)  8,900 65
WPP (GBP)  14,719 154
219
Wireless Telecommunication
Services 0.4%
T-Mobile U.S.  (4) 4,196 583
Vodafone Group, ADR  9,564 90
673
Total Communication Services 5,578
CONSUMER DISCRETIONARY 5.3%
Automobile Components 0.3%
Autoliv, SDR (SEK)  1,258 107
Denso (JPY)  2,200 148
Dowlais Group (GBP)  (4) 22,216 36
Magna International  2,530 143
Stanley Electric (JPY)  2,700 55
489
Automobiles 0.6%
General Motors  2,270 87
Honda Motor (JPY)  1,600 48
Rivian Automotive, Class A  (4) 2,270 38
Suzuki Motor (JPY)  2,500 91
Tesla  (4) 2,180 571
Toyota Motor (JPY)  15,000 241
1,076
Broadline Retail 1.7%
Alibaba Group Holding, ADR  (4) 354 30
Amazon.com  (4) 20,036 2,612
Kohl's  649 15
Next (GBP)  1,356 119
Ollie's Bargain Outlet Holdings  (4) 1,440 83
2,859
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions  (4) 622 58
Clear Secure, Class A  2,046 47
Duolingo  (4) 336 48
Shares/Par $ Value
(Cost and value in $000s)
‡
Rover Group, Acquisition Date: 8/2/21,
Cost $—  (4)(5) 823 —
Service Corp International  1,147 74
Strategic Education  447 30
257
Hotels, Restaurants & Leisure 1.1%
Amadeus IT Group (EUR)  (4) 1,563 119
BJ's Restaurants  (4) 1,045 33
Booking Holdings  (4) 193 521
Cava Group, Acquisition Date: 6/23/20 -
3/26/21, Cost $31  (4)(5) 3,267 134
Chipotle Mexican Grill  (4) 97 208
Chuy's Holdings  (4) 1,002 41
Compass Group (GBP)  7,715 216
DoorDash, Class A  (4) 591 45
Dutch Bros, Class A  (4) 252 7
Fiesta Restaurant Group  (4) 2,043 16
Marriott Vacations Worldwide  147 18
McDonald's  1,347 402
Papa John's International  1,016 75
Red Rock Resorts, Class A  529 25
Wyndham Hotels & Resorts  447 31
1,891
Household Durables 0.3%
Installed Building Products  135 19
Panasonic Holdings (JPY)  11,100 136
Persimmon (GBP)  4,269 56
Skyline Champion  (4) 651 42
Sony Group (JPY)  2,300 208
461
Specialty Retail 0.9%
AutoZone (4) 52 130
Bath & Body Works  700 26
Best Buy  755 62
Burlington Stores  (4) 482 76
Caleres  889 21
Farfetch, Class A  (4) 2,616 16
Five Below  (4) 161 32
Floor & Decor Holdings, Class A  (4) 122 13
Home Depot  225 70
Kingfisher (GBP)  52,239 154
Monro  989 40
O'Reilly Automotive  (4) 199 190
RH  (4) 66 22
Ross Stores  1,020 114
Savers Value Village  (4) 335 8
TJX  1,806 153
Ulta Beauty  (4) 673 317
Warby Parker, Class A  (4) 2,264 26
Zalando (EUR)  (4) 1,943 56
1,526
Textiles, Apparel & Luxury Goods 0.3%
Dr. Martens (GBP)  13,255 21
Kering (EUR)  211 117
Lululemon Athletica  (4) 244 92
Moncler (EUR)  2,097 145

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
NIKE, Class B  658 73
Samsonite International (HKD)  (4) 21,300 60
Skechers USA, Class A  (4) 766 40
548
Total Consumer Discretionary 9,107
CONSUMER STAPLES 3.6%
Beverages 0.6%
Boston Beer, Class A  (4) 191 59
Coca-Cola  5,189 313
Coca-Cola Consolidated  43 27
Diageo (GBP)  4,683 201
Heineken (EUR)  1,678 173
Kirin Holdings (JPY)  4,100 60
PepsiCo  891 165
998
Consumer Staples Distribution &
Retail 0.6%
Dollar General  708 120
Fresh Market, EC  (4)(6) 590 —
Seven & i Holdings (JPY)  4,400 190
Target  1,626 214
Walmart  2,571 404
Welcia Holdings (JPY)  1,900 40
968
Food Products 1.3%
Barry Callebaut (CHF)  46 89
General Mills  3,884 298
Hershey  867 216
Kraft Heinz  3,336 118
Mondelez International, Class A  7,973 582
Nestle (CHF)  5,236 630
Nomad Foods  (4) 1,058 19
Post Holdings  (4) 516 45
Simply Good Foods  (4) 560 20
TreeHouse Foods  (4) 474 24
Utz Brands  1,956 32
Wilmar International (SGD)  48,100 135
2,208
Household Products 0.4%
Colgate-Palmolive  1,786 138
Procter & Gamble  3,898 591
729
Personal Care Products 0.5%
BellRing Brands  (4) 2,103 77
Kenvue  (4) 6,511 172
L'Oreal (EUR)  449 210
Unilever (GBP)  7,089 369
828
Tobacco 0.2%
Philip Morris International  4,220 412
412
Total Consumer Staples 6,143
Shares/Par $ Value
(Cost and value in $000s)
‡
ENERGY 1.9%
Energy Equipment & Services 0.2%
Cactus, Class A  491 21
Halliburton  900 30
Liberty Energy, Class A  2,498 33
NexTier Oilfield Solutions  (4) 4,158 37
NOV  1,600 26
Schlumberger  5,110 251
398
Oil, Gas & Consumable Fuels 1.7%
Chevron  2,279 359
Devon Energy  760 37
Diamondback Energy  491 64
EQT  8,980 369
Equinor (NOK)  8,864 258
Exxon Mobil  4,264 457
Kimbell Royalty Partners  462 7
Kinder Morgan  10,646 183
Magnolia Oil & Gas, Class A  3,385 71
Range Resources  6,470 190
Shell, ADR  2,675 161
Southwestern Energy  (4) 12,582 76
TotalEnergies (EUR)  5,173 297
Venture Global LNG, Series B, Acquisition
Date: 3/8/18, Cost $3  (4)(5)(6) 1 18
Venture Global LNG, Series C, Acquisition
Date: 5/25/17 - 3/8/18, Cost $18  (4)(5)(6) 5 90
Williams  7,066 231
2,868
Total Energy 3,266
FINANCIALS 8.8%
Banks 2.9%
ANZ Group Holdings (AUD)  5,636 89
Bank of America  21,282 611
BankUnited  973 21
Blue Foundry Bancorp  (4) 655 7
BNP Paribas (EUR)  2,152 136
Cadence Bank  1,348 26
Capitol Federal Financial  2,256 14
Columbia Banking System  1,578 32
CRB Group, Acquisition Date: 4/14/22,
Cost $2  (4)(5)(6) 23 2
CrossFirst Bankshares  (4) 1,190 12
DBS Group Holdings (SGD)  4,375 102
Dime Community Bancshares  929 16
DNB Bank (NOK)  12,171 228
Dogwood State Bank, Non-Voting Shares,
Acquisition Date: 5/6/19, Cost $3  (4)(5)(6) 307 6
Dogwood State Bank, Voting Shares,
Acquisition Date: 5/6/19, Cost $1  (4)(5)(6) 151 3
Dogwood State Bank, Warrants, 5/6/24,
Acquisition Date: 5/6/19, Cost $—  (4)(5)(6) 46 1
East West Bancorp  1,473 78
Eastern Bankshares  1,409 17
Equity Bancshares, Class A  621 14
Erste Group Bank (EUR)  1,541 54
FB Financial  891 25

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
First Bancshares  917 24
Five Star Bancorp  621 14
Grasshopper Bancorp, Acquisition Date:
10/12/18 - 5/2/19, Cost $5  (4)(5)(6) 528 1
Grasshopper Bancorp, Warrants, 10/12/28,
Acquisition Date: 10/12/18, Cost $—  (4)(5)
(6) 104 —
Heritage Commerce  2,477 21
Home BancShares  1,202 27
ING Groep (EUR)  18,857 254
Intesa Sanpaolo (EUR)  22,218 58
JPMorgan Chase  6,012 874
Kearny Financial  1,315 9
Live Oak Bancshares  1,060 28
Lloyds Banking Group (GBP)  188,471 104
Mitsubishi UFJ Financial Group (JPY)  21,900 161
National Bank of Canada (CAD)  2,710 202
Origin Bancorp  1,005 29
Pacific Premier Bancorp  925 19
Pinnacle Financial Partners  603 34
PNC Financial Services Group  3,595 453
Popular  340 21
SouthState  651 43
Standard Chartered (GBP)  9,022 79
Sumitomo Mitsui Trust Holdings (JPY)  1,935 69
Svenska Handelsbanken, Class A (SEK)  15,004 126
Texas Capital Bancshares  (4) 446 23
U.S. Bancorp  7,621 252
United Overseas Bank (SGD)  7,900 164
Veritex Holdings  941 17
Wells Fargo  7,644 326
Western Alliance Bancorp  583 21
4,947
Capital Markets 0.8%
Bridgepoint Group (GBP)  19,176 49
Brookfield (CAD)  2,900 98
Cboe Global Markets  1,374 190
Charles Schwab  1,055 60
Goldman Sachs Group  1,073 346
Julius Baer Group (CHF)  1,871 118
Macquarie Group (AUD)  866 103
Morgan Stanley  1,091 93
MSCI  59 28
P10, Class A  1,936 22
S&P Global  263 105
StepStone Group, Class A  1,136 28
TMX Group (CAD)  1,330 30
XP, Class A  (4) 2,236 52
1,322
Consumer Finance 0.2%
American Express  1,259 220
Encore Capital Group  (4) 472 23
PRA Group  (4) 976 22
265
Financial Services 2.2%
Adyen (EUR)  (4) 67 116
Affirm Holdings  (4) 682 11
Shares/Par $ Value
(Cost and value in $000s)
‡
ANT International, Class C, Acquisition
Date: 6/7/18, Cost $61  (4)(5)(6) 16,076 28
Berkshire Hathaway, Class B  (4) 1,856 633
Block, Class A  (4) 465 31
Challenger (AUD)  8,977 39
Conyers Park III Acquisition  (4) 1,070 11
Corebridge Financial  3,515 62
Element Fleet Management (CAD)  12,152 185
Essent Group  420 20
Fidelity National Information Services  1,305 71
Fiserv  (4) 3,491 440
FleetCor Technologies  (4) 326 82
Housing Development Finance (INR)  3,257 112
Mastercard, Class A  1,333 524
Mitsubishi HC Capital (JPY)  10,200 61
PennyMac Financial Services  1,154 81
Toast, Class A  (4) 1,502 34
Visa, Class A  4,927 1,170
3,711
Insurance 2.7%
AIA Group (HKD)  8,800 89
Allstate  2,522 275
Assurant  471 59
AXA (EUR)  10,400 307
Axis Capital Holdings  1,167 63
Chubb  2,932 565
Definity Financial (CAD)  1,501 40
First American Financial  512 29
Hanover Insurance Group  367 42
Hartford Financial Services Group  3,539 255
Kemper  546 26
Marsh & McLennan  696 131
MetLife  8,762 495
Munich Re (EUR)  887 333
PICC Property & Casualty, Class H (HKD)  72,000 80
Ping An Insurance Group, Class H (HKD)  7,000 45
Progressive  4,172 552
Sampo, Class A (EUR)  3,691 166
Selective Insurance Group  1,009 97
Storebrand (NOK)  14,124 110
Sun Life Financial (CAD)  3,530 184
Tokio Marine Holdings (JPY)  7,900 182
Travelers  1,298 225
Zurich Insurance Group (CHF)  441 210
4,560
Total Financials 14,805
HEALTH CARE 8.1%
Biotechnology 0.9%
Abcam, ADR  (4) 2,968 73
Agios Pharmaceuticals  (4) 415 12
Amgen  1,474 327
Apellis Pharmaceuticals  (4) 965 88
Argenx, ADR  (4) 146 57
Ascendis Pharma, ADR  (4) 479 43
Avid Bioservices  (4) 1,759 25
Blueprint Medicines  (4) 656 41
Cerevel Therapeutics Holdings  (4) 530 17

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Crinetics Pharmaceuticals  (4) 410 7
CRISPR Therapeutics  (4) 280 16
Cytokinetics  (4) 551 18
Generation Bio  (4) 997 5
Genmab (DKK)  (4) 150 57
HilleVax  (4) 360 6
Icosavax  (4) 852 8
Immatics  (4) 704 8
Insmed  (4) 2,072 44
Ionis Pharmaceuticals  (4) 708 29
Karuna Therapeutics  (4) 235 51
Kymera Therapeutics  (4) 237 5
MacroGenics  (4) 1,250 7
Morphic Holding  (4) 278 16
MorphoSys, ADR  (4) 2,191 16
Nkarta  (4) 987 2
Prothena  (4) 319 22
RAPT Therapeutics  (4) 457 9
Regeneron Pharmaceuticals  (4) 423 304
Relay Therapeutics  (4) 422 5
Repare Therapeutics  (4) 373 4
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22, Cost $—  (4)(5) 87 —
Scholar Rock Holding  (4) 1,161 9
Vaxcyte  (4) 465 23
Vertex Pharmaceuticals  (4) 651 229
Verve Therapeutics  (4) 517 10
Xencor  (4) 733 18
Zentalis Pharmaceuticals  (4) 483 14
1,625
Health Care Equipment & Supplies 1.2%
Alcon (CHF)  1,160 96
Align Technology  (4) 83 29
Becton Dickinson & Company  823 217
Elekta, Class B (SEK)  10,172 79
Embecta  1,296 28
EssilorLuxottica (EUR)  713 134
GE Healthcare Technologies  2,369 192
ICU Medical  (4) 292 52
Intuitive Surgical  (4) 982 336
Koninklijke Philips (EUR)  (4) 5,571 121
Masimo  (4) 228 38
Medtronic  1,020 90
Neogen  (4) 2,089 45
Outset Medical  (4) 1,424 31
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $15  (4)(5)(6) 3,864 2
Penumbra  (4) 57 20
PROCEPT BioRobotics  (4) 1,258 45
QuidelOrtho  (4) 479 40
Siemens Healthineers (EUR)  3,166 179
STERIS  683 154
Stryker  411 125
Teleflex  107 26
2,079
Health Care Providers & Services 2.4%
Alignment Healthcare  (4) 2,836 16
Shares/Par $ Value
(Cost and value in $000s)
‡
AmerisourceBergen  3,957 762
dentalcorp Holdings (CAD)  (4) 1,237 7
Elevance Health  2,253 1,001
Fresenius (EUR)  3,885 108
Guardant Health  (4) 645 23
HCA Healthcare  713 216
Humana  589 263
ModivCare  (4) 517 23
Molina Healthcare  (4) 917 276
NeoGenomics  (4) 2,260 36
Option Care Health  (4) 1,309 43
Pennant Group  (4) 745 9
Privia Health Group  (4) 2,086 55
Quest Diagnostics  1,070 150
U.S. Physical Therapy  365 44
UnitedHealth Group  2,252 1,083
4,115
Health Care Technology 0.1%
Certara (4) 1,103 20
Doximity, Class A  (4) 558 19
Veeva Systems, Class A  (4) 250 49
88
Life Sciences Tools & Services 0.9%
10X Genomics, Class A  (4) 465 26
Adaptive Biotechnologies  (4) 492 3
Agilent Technologies  1,133 136
Bruker  898 67
Danaher  2,272 545
Evotec (EUR)  (4) 2,180 49
Olink Holding, ADR  (4) 905 17
Pacific Biosciences of California  (4) 2,692 36
Repligen  (4) 97 14
Thermo Fisher Scientific  1,376 718
1,611
Pharmaceuticals 2.6%
Astellas Pharma (JPY)  14,200 211
AstraZeneca, ADR  8,056 576
Bayer (EUR)  3,264 181
Catalent  (4) 695 30
Eli Lilly  1,601 751
GSK, ADR  3,049 109
Johnson & Johnson  2,887 478
Merck  4,575 528
Novartis (CHF)  3,309 334
Novo Nordisk, Class B (DKK)  1,373 222
Otsuka Holdings (JPY)  2,600 95
Roche Holding (CHF)  1,184 362
Sanofi (EUR)  3,545 382
Structure Therapeutics, ADR  (4) 195 8
Ventyx Biosciences  (4) 251 8
Zoetis  653 112
4,387
Total Health Care 13,905

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS
SERVICES 5.7%
Aerospace & Defense 0.6%
Bombardier, Class B (CAD)  (4) 343 17
Cadre Holdings  516 11
General Dynamics  1,110 239
L3Harris Technologies  1,364 267
Melrose Industries (GBP)  22,519 145
Northrop Grumman  155 71
Parsons  (4) 1,047 50
Safran (EUR)  1,007 158
TransDigm Group  55 49
1,007
Building Products 0.3%
AZZ  1,100 48
Carrier Global  6,903 343
CSW Industrials  262 43
434
Commercial Services & Supplies 0.1%
Casella Waste Systems, Class A  (4) 331 30
Cintas  72 36
Rentokil Initial (GBP)  6,239 49
Stericycle  (4) 615 29
Tetra Tech  174 28
172
Construction & Engineering 0.1%
WillScot Mobile Mini Holdings  (4) 341 16
Worley (AUD)  11,690 124
140
Electrical Equipment 1.1%
ABB (CHF)  5,981 235
AMETEK  2,633 426
Eaton  1,552 312
Hubbell  1,051 349
Legrand (EUR)  1,683 167
Mitsubishi Electric (JPY)  13,900 197
Prysmian (EUR)  4,576 191
Thermon Group Holdings  (4) 475 13
1,890
Ground Transportation 0.8%
Central Japan Railway (JPY)  700 88
Convoy, Warrants, 03/15/33, Acquisition
Date: 3/24/23, Cost $—  (4)(5)(6) 94 —
CSX  16,596 566
Landstar System  171 33
Norfolk Southern  460 104
Old Dominion Freight Line  857 317
Saia  (4) 201 69
Union Pacific  1,101 225
1,402
Industrial Conglomerates 0.8%
DCC (GBP)  1,559 87
General Electric  4,260 468
Honeywell International  598 124
Roper Technologies  291 140
Shares/Par $ Value
(Cost and value in $000s)
‡
Siemens (EUR)  3,775 629
1,448
Machinery 0.9%
ATS (4) 197 9
Cummins  1,288 316
Deere  120 49
Dover  263 39
Enerpac Tool Group  1,731 47
EnPro Industries  221 29
Esab  378 25
ESCO Technologies  391 41
Federal Signal  1,093 70
Graco  557 48
Helios Technologies  691 46
Ingersoll Rand  1,797 117
John Bean Technologies  414 50
KION Group (EUR)  1,849 75
Marel (ISK)  2,004 6
Mueller Water Products, Class A  2,659 43
RBC Bearings  (4) 209 45
SMC (JPY)  100 56
SPX Technologies  (4) 859 73
THK (JPY)  2,100 43
Toro  267 27
Westinghouse Air Brake Technologies  3,286 360
1,614
Passenger Airlines 0.0%
Allegiant Travel  (4) 334 42
42
Professional Services 0.6%
Booz Allen Hamilton Holding  2,141 239
Broadridge Financial Solutions  1,037 172
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $4  (4)(5)(6) 594 3
Clarivate  (4) 3,131 30
Huron Consulting Group  (4) 166 14
Legalzoom.com  (4) 943 11
Paycom Software  65 21
Paycor HCM  (4) 1,345 32
Recruit Holdings (JPY)  3,700 118
SS&C Technologies Holdings  717 43
TechnoPro Holdings (JPY)  4,000 87
Teleperformance (EUR)  499 84
Verisk Analytics  764 173
1,027
Trading Companies & Distributors 0.4%
Air Lease  871 36
Ashtead Group (GBP)  2,303 160
Beacon Roofing Supply  (4) 635 53
Bunzl (GBP)  2,402 92
Mitsubishi (JPY)  3,100 150
Rush Enterprises, Class A  563 34
SiteOne Landscape Supply  (4) 433 72
Sumitomo (JPY)  6,700 142

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Xometry, Class A  (4) 586 12
751
Total Industrials & Business Services 9,927
INFORMATION TECHNOLOGY 11.7%
Communications Equipment 0.1%
Infinera (4) 1,348 7
Telefonaktiebolaget LM Ericsson, Class B
(SEK)  23,581 128
135
Electronic Equipment, Instruments &
Components 0.8%
Amphenol, Class A  3,040 258
CTS  1,189 51
Hamamatsu Photonics (JPY)  2,100 103
Largan Precision (TWD)  1,000 68
Littelfuse  195 57
Mirion Technologies  (4) 4,827 41
Murata Manufacturing (JPY)  2,200 126
Napco Security Technologies  628 22
Novanta  (4) 229 42
Omron (JPY)  1,200 74
PAR Technology  (4) 1,648 54
TE Connectivity  2,645 371
Teledyne Technologies  (4) 175 72
Vontier  1,250 40
1,379
IT Services 0.4%
Accenture, Class A  925 285
MongoDB  (4) 308 126
NTT Data Group (JPY)  11,700 164
ServiceTitan, Acquisition Date: 11/9/18 -
5/4/21, Cost $1  (4)(5)(6) 26 2
Shopify, Class A  (4) 1,855 120
Snowflake, Class A  (4) 231 41
Themis Solutions, Acquisition Date:
4/14/21, Cost $2  (4)(5)(6) 110 2
740
Semiconductors & Semiconductor
Equipment 4.4%
Advanced Micro Devices  (4) 1,534 175
Analog Devices  564 110
Applied Materials  3,344 483
ASML Holding (EUR)  553 401
ASML Holding  370 268
Broadcom  906 786
Credo Technology Group Holding  (4) 1,459 25
Entegris  672 74
KLA  581 282
Lam Research  525 338
Lattice Semiconductor  (4) 863 83
MACOM Technology Solutions Holdings  (4) 605 40
Marvell Technology  966 58
Micron Technology  7,050 445
Monolithic Power Systems  214 116
NVIDIA  4,429 1,874
NXP Semiconductors  1,624 332
Shares/Par $ Value
(Cost and value in $000s)
‡
Onto Innovation  (4) 511 60
QUALCOMM  690 82
Renesas Electronics (JPY)  (4) 5,500 104
SiTime  (4) 150 18
Skyworks Solutions  1,593 176
Taiwan Semiconductor Manufacturing
(TWD)  23,219 429
Taiwan Semiconductor Manufacturing, ADR  718 72
Texas Instruments  3,141 565
Tokyo Electron (JPY)  1,100 158
7,554
Software 3.9%
Adobe (4) 107 52
Agilysys  (4) 471 32
Amplitude, Class A  (4) 2,363 26
Atlassian, Class A  (4) 412 69
Autodesk  (4) 685 140
BILL Holdings  (4) 577 68
Braze, Class A  (4) 254 11
Cadence Design Systems  (4) 530 124
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $34  (4)(5)(6) 20 14
Confluent, Class A  (4) 829 29
Crowdstrike Holdings, Class A  (4) 192 28
Datadog, Class A  (4) 380 37
Descartes Systems Group  (4) 848 68
DoubleVerify Holdings  (4) 2,138 83
Envestnet  (4) 398 24
Five9  (4) 786 65
Fortinet  (4) 296 22
Gusto, Acquisition Date: 10/4/21,
Cost $10  (4)(5)(6) 364 7
Intuit  522 239
Manhattan Associates  (4) 219 44
Microsoft  13,336 4,542
SAP (EUR)  1,750 239
ServiceNow  (4) 789 444
Socure, Acquisition Date: 12/22/21,
Cost $2  (4)(5)(6) 117 1
Synopsys  (4) 520 227
Workiva  (4) 568 58
6,693
Technology Hardware, Storage &
Peripherals 2.1%
Apple  17,248 3,345
Samsung Electronics (KRW)  4,663 257
3,602
Total Information Technology 20,103
MATERIALS 1.5%
Chemicals 0.9%
Air Liquide (EUR)  1,036 186
Akzo Nobel (EUR)  1,500 123
Asahi Kasei (JPY)  10,600 72
BASF (EUR)  2,105 102
Covestro (EUR)  (4) 2,211 115
Element Solutions  4,622 89
HB Fuller  293 21

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Johnson Matthey (GBP)  3,979 88
Linde  706 269
Nutrien  3,071 181
Quaker Chemical  262 51
Sherwin-Williams  337 90
Tosoh (JPY)  1,000 12
Umicore (EUR)  3,197 89
1,488
Containers & Packaging 0.0%
Amcor, CDI (AUD)  3,916 39
39
Metals & Mining 0.5%
Antofagasta (GBP)  6,440 120
BHP Group (AUD)  1,770 53
BHP Group (GBP)  4,806 143
Compass Minerals International  261 9
Constellium  (4) 3,252 56
ERO Copper (CAD)  (4) 907 18
Freeport-McMoRan  2,400 96
Haynes International  661 34
IGO (AUD)  26,217 268
Rio Tinto (AUD)  579 44
South32 (AUD)  32,920 83
924
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  8,762 102
West Fraser Timber (CAD)  232 20
122
Total Materials 2,573
REAL ESTATE 0.9%
Health Care Real Estate Investment
Trusts 0.0%
Community Healthcare Trust, REIT  467 15
15
Industrial Real Estate Investment
Trusts 0.2%
EastGroup Properties, REIT  529 92
Prologis, REIT  901 110
Rexford Industrial Realty, REIT  1,000 52
Terreno Realty, REIT  411 25
279
Office Real Estate Investment
Trusts 0.0%
Great Portland Estates (GBP)  9,297 49
49
Real Estate Management &
Development 0.2%
Altus Group (CAD)  (7) 227 8
DigitalBridge Group  1,063 16
FirstService  718 111
Mitsui Fudosan (JPY)  7,700 153
Tricon Residential  3,441 30
318
Shares/Par $ Value
(Cost and value in $000s)
‡
Residential Real Estate Investment
Trusts 0.1%
Equity LifeStyle Properties, REIT  1,434 96
Flagship Communities REIT  659 11
Independence Realty Trust, REIT  2,093 38
145
Retail Real Estate Investment
Trusts 0.1%
Scentre Group (AUD)  58,954 104
104
Specialized Real Estate Investment
Trusts 0.3%
CubeSmart, REIT  1,283 57
Life Storage, REIT  467 62
Public Storage, REIT  1,116 326
Weyerhaeuser, REIT  3,113 104
549
Total Real Estate 1,459
UTILITIES 1.2%
Electric Utilities 0.7%
Constellation Energy  4,184 383
Entergy  457 45
Evergy  1,137 66
FirstEnergy  1,239 48
IDACORP  525 54
MGE Energy  275 22
NextEra Energy  2,299 171
Southern  4,985 350
1,139
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  10,500 38
Chesapeake Utilities  452 54
ONE Gas  271 21
Southwest Gas Holdings  885 56
169
Independent Power & Renewable
Electricity Producers 0.1%
Electric Power Development (JPY)  4,200 62
NextEra Energy Partners  617 36
98
Multi-Utilities 0.3%
Ameren  455 37
DTE Energy  216 24
Engie (EUR)  15,100 252
National Grid (GBP)  10,727 142
455
Water Utilities 0.0%
California Water Service Group  490 25
25
Total Utilities 1,886
Total Miscellaneous Common
Stocks  0.0%  (8) 63
Total Common Stocks (Cost $54,616) 88,815

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition Date:
3/24/23, Cost $1  (4)(5)(6) 653 1
Total Convertible Bonds (Cost $1) 1
CONVERTIBLE PREFERRED STOCKS 0.2%
CONSUMER DISCRETIONARY 0.0%
Specialty Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21,
Cost $10  (4)(5)(6) 1,674 3
Total Consumer Discretionary 3
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D,
Acquisition Date: 11/3/17, Cost $14  (4)(5)
(6) 733 37
Total Consumer Staples 37
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Series D, Acquisition Date:
1/28/22, Cost $9  (4)(5)(6) 81 6
Total Financials 6
HEALTH CARE 0.1%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition
Date: 8/14/20, Cost $5  (4)(5)(6) 1,752 9
Caris Life Sciences, Series D, Acquisition
Date: 5/11/21, Cost $7  (4)(5)(6) 895 5
14
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $5  (4)(5)(6) 5,305 5
5
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition
Date: 10/16/20, Cost $10  (4)(5)(6) 4,107 5
5
Life Sciences Tools & Services 0.1%
Cleerly, Series C, Acquisition Date: 7/8/22,
Cost $5  (4)(5)(6) 413 5
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $6  (4)(5)(6) 636 2
National Resilience, Series B, Acquisition
Date: 10/23/20, Cost $7  (4)(5)(6) 524 32
National Resilience, Series C, Acquisition
Date: 6/9/21, Cost $11  (4)(5)(6) 237 14
53
Total Health Care 77
Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS
SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition
Date: 3/24/21, Cost $6  (4)(5)(6) 126 4
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $11  (4)(5)(6) 1,914 10
14
Air Freight & Logistics 0.0%
FLEXE, Series C, Acquisition Date:
11/18/20, Cost $5  (4)(5)(6) 445 8
FLEXE, Series D, Acquisition Date: 4/7/22,
Cost $3  (4)(5)(6) 138 3
11
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date:
1/20/22, Cost $5  (4)(5)(6) 252 3
3
Ground Transportation 0.0%
Convoy, Series C, Acquisition Date:
9/14/18, Cost $9  (4)(5)(6) 1,241 6
Convoy, Series D, Acquisition Date:
10/30/19, Cost $10  (4)(5)(6) 764 4
10
Professional Services 0.0%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $4  (4)(5)(6) 900 5
Checkr, Series D, Acquisition Date: 9/6/19,
Cost $12  (4)(5)(6) 1,200 6
11
Total Industrials & Business Services 49
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $4  (4)(5)(6) 303 4
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $2  (4)(5)(6) 90 1
ServiceTitan, Series D, Acquisition Date:
11/9/18, Cost $5  (4)(5)(6) 184 13
ServiceTitan, Series F, Acquisition Date:
3/25/21, Cost $1  (4)(5)(6) 10 1
Themis Solutions, Series AA, Acquisition
Date: 4/14/21, Cost $1  (4)(5)(6) 30 1
Themis Solutions, Series AB, Acquisition
Date: 4/14/21, Cost $—  (4)(5)(6) 10 —
Themis Solutions, Series B, Acquisition
Date: 4/14/21, Cost $—  (4)(5)(6) 10 —
Themis Solutions, Series E, Acquisition
Date: 4/14/21, Cost $7  (4)(5)(6) 320 6
26
Software 0.1%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $11  (4)(5)(6) 192 14
Databricks, Series H, Acquisition Date:
8/31/21, Cost $30  (4)(5)(6) 411 30

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Gusto, Series E, Acquisition Date: 7/13/21,
Cost $15  (4)(5)(6) 504 9
Nuro, Series C, Acquisition Date: 10/30/20 -
3/2/21, Cost $12  (4)(5)(6) 921 6
Nuro, Series D, Acquisition Date: 10/29/21,
Cost $5  (4)(5)(6) 242 1
SecurityScorecard, Series E, Acquisition
Date: 3/5/21, Cost $5  (4)(5)(6) 1,032 5
Seismic Software, Series E, Acquisition
Date: 12/13/18, Cost $7  (4)(5)(6) 1,115 10
Seismic Software, Series F, Acquisition
Date: 9/25/20, Cost $1  (4)(5)(6) 85 1
Socure, Series A, Acquisition Date:
12/22/21, Cost $2  (4)(5)(6) 142 1
Socure, Series A-1, Acquisition Date:
12/22/21, Cost $2  (4)(5)(6) 117 1
Socure, Series B, Acquisition Date:
12/22/21, Cost $—  (4)(5)(6) 2 —
Socure, Series E, Acquisition Date:
10/27/21, Cost $4  (4)(5)(6) 270 2
80
Total Information Technology 106
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition
Date: 5/28/21, Cost $6  (4)(5)(6) 135 6
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $9  (4)(5)(6) 228 5
11
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date:
1/10/22, Cost $6  (4)(5)(6) 201 9
9
Total Materials 20
Total Convertible Preferred Stocks (Cost
$290) 298
CORPORATE BONDS 4.3%
AbbVie, 3.20%, 11/21/29  55,000 50
AbbVie, 4.05%, 11/21/39  25,000 22
AbbVie, 4.70%, 5/14/45  55,000 50
AbbVie, 4.875%, 11/14/48  88,000 83
AerCap Ireland Capital, 4.875%, 1/16/24  175,000 174
Alexandria Real Estate Equities, 3.375%,
8/15/31  45,000 39
Alexandria Real Estate Equities, 4.70%,
7/1/30  15,000 14
Ally Financial, 4.75%, 6/9/27  55,000 51
Amgen, 4.875%, 3/1/53  15,000 14
Anheuser-Busch InBev Worldwide, 4.50%,
6/1/50  29,000 27
Anheuser-Busch InBev Worldwide, 5.55%,
1/23/49  65,000 68
Aon, 2.80%, 5/15/30  15,000 13
Arrow Electronics, 4.00%, 4/1/25  50,000 48
AT&T, 3.50%, 9/15/53  105,000 74
Shares/Par $ Value
(Cost and value in $000s)
‡
Baltimore Gas & Electric, 5.40%, 6/1/53  20,000 20
Bank of America, 3.248%, 10/21/27  70,000 65
Bank of America, VR, 1.898%, 7/23/31  (9) 210,000 167
Bank of America, VR, 1.922%, 10/24/31  (9) 40,000 32
Bank of America, VR, 2.496%, 2/13/31  (9) 105,000 88
Bank of America, VR, 2.592%, 4/29/31  (9) 50,000 42
Bank of America, VR, 3.419%, 12/20/28  (9) 80,000 73
Bank of America, VR, 4.271%, 7/23/29  (9) 65,000 62
Barclays, VR, 5.501%, 8/9/28  (9) 200,000 194
BAT International Finance, 1.668%, 3/25/26  2,000 2
Becton Dickinson & Company, 2.823%,
5/20/30  25,000 22
Becton Dickinson & Company, 3.70%,
6/6/27  33,000 31
Berkshire Hathaway Finance, 2.50%,
1/15/51  60,000 39
Berkshire Hathaway Finance, 2.85%,
10/15/50  25,000 17
Berkshire Hathaway Finance, 3.85%,
3/15/52  20,000 17
Boardwalk Pipelines, 3.40%, 2/15/31  28,000 24
Boardwalk Pipelines, 4.45%, 7/15/27  2,000 2
Boardwalk Pipelines, 5.95%, 6/1/26  10,000 10
Boston Properties, 2.90%, 3/15/30  60,000 48
Brixmor Operating Partnership, 3.90%,
3/15/27  35,000 32
Brixmor Operating Partnership, 4.05%,
7/1/30  35,000 32
Brixmor Operating Partnership, 4.125%,
5/15/29  33,000 29
Capital One Financial, 3.65%, 5/11/27  50,000 46
Capital One Financial, 3.75%, 3/9/27  50,000 46
Capital One Financial, VR, 2.359%,
7/29/32  (9) 55,000 39
Capital One Financial, VR, 3.273%,
3/1/30  (9) 25,000 21
Capital One Financial, VR, 5.247%,
7/26/30  (9) 15,000 14
Capital One Financial, VR, 5.468%,
2/1/29  (9) 75,000 72
Carvana, 10.25%, 5/1/30  (1) 55,000 42
CBRE Services, 5.95%, 8/15/34  40,000 39
Celanese U.S. Holdings, 6.05%, 3/15/25  40,000 40
Celanese U.S. Holdings, 6.165%, 7/15/27  10,000 10
Centene, 2.625%, 8/1/31  110,000 88
Charter Communications Operating, 2.25%,
1/15/29  25,000 21
Charter Communications Operating,
5.125%, 7/1/49  15,000 12
Charter Communications Operating,
6.484%, 10/23/45  12,000 11
Cheniere Corpus Christi Holdings, 5.125%,
6/30/27  15,000 15
Citigroup, VR, 3.106%, 4/8/26  (9) 22,000 21
Citigroup, VR, 5.61%, 9/29/26  (9) 55,000 55
Citigroup, VR, 6.174%, 5/25/34  (9) 20,000 20
Citigroup, Series VAR, VR, 3.07%,
2/24/28  (9) 50,000 46
CNO Financial Group, 5.25%, 5/30/25  15,000 15

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Comcast, 3.90%, 3/1/38  60,000 52
Corebridge Financial, 3.90%, 4/5/32  15,000 13
Crown Castle, 2.25%, 1/15/31  95,000 77
Crown Castle Towers, 3.663%, 5/15/25  (1) 85,000 80
CSL Finance, 4.05%, 4/27/29  (1) 25,000 23
CVS Health, 3.25%, 8/15/29  10,000 9
CVS Health, 5.05%, 3/25/48  84,000 77
CVS Health, 5.625%, 2/21/53  45,000 45
CVS Health, 5.875%, 6/1/53  25,000 26
Duke Energy, 5.00%, 8/15/52  70,000 64
Duke Energy Indiana, 5.40%, 4/1/53  15,000 15
Ecolab, 4.80%, 3/24/30  5,000 5
Edison International, 4.95%, 4/15/25  5,000 5
Elevance Health, 5.125%, 2/15/53  20,000 19
Energy Transfer, 2.90%, 5/15/25  60,000 57
Enterprise Products Operating, 3.20%,
2/15/52  30,000 21
Equifax, 5.10%, 12/15/27  30,000 29
Equitable Holdings, 4.35%, 4/20/28  105,000 98
Fifth Third Bancorp, 2.375%, 1/28/25  10,000 9
Fifth Third Bancorp, 2.55%, 5/5/27  5,000 4
Fifth Third Bancorp, 3.95%, 3/14/28  12,000 11
Fifth Third Bancorp, VR, 4.772%,
7/28/30  (9) 15,000 14
General Motors Financial, 4.00%, 10/6/26  5,000 5
General Motors Financial, 4.30%, 7/13/25  25,000 24
Georgia Power, 4.95%, 5/17/33  45,000 44
GLP Capital, 3.35%, 9/1/24  10,000 10
Goldman Sachs Group, 3.50%, 11/16/26  70,000 66
Goldman Sachs Group, VR, 1.542%,
9/10/27  (9) 50,000 44
Goldman Sachs Group, VR, 3.615%,
3/15/28  (9) 45,000 42
Goldman Sachs Group, VR, 4.482%,
8/23/28  (9) 20,000 19
Hasbro, 3.55%, 11/19/26  25,000 23
HCA, 2.375%, 7/15/31  20,000 16
HCA, 3.125%, 3/15/27  (1) 20,000 18
HCA, 3.375%, 3/15/29  (1) 5,000 4
HCA, 3.50%, 9/1/30  25,000 22
HCA, 5.375%, 9/1/26  11,000 11
HCA, 5.875%, 2/15/26  18,000 18
Healthcare Realty Holdings, 2.05%, 3/15/31  15,000 11
Healthcare Realty Holdings, 3.625%,
1/15/28  60,000 53
Humana, 4.875%, 4/1/30  42,000 41
Humana, 5.50%, 3/15/53  20,000 20
Hyundai Capital America, 1.80%,
10/15/25  (1) 20,000 18
Hyundai Capital America, 5.50%,
3/30/26  (1) 10,000 10
Indiana Michigan Power, 5.625%, 4/1/53  5,000 5
Intercontinental Exchange, 4.35%, 6/15/29  40,000 39
JPMorgan Chase, VR, 1.578%, 4/22/27  (9) 35,000 31
JPMorgan Chase, VR, 2.182%, 6/1/28  (9) 60,000 53
JPMorgan Chase, VR, 2.522%, 4/22/31  (9) 10,000 8
JPMorgan Chase, VR, 2.739%, 10/15/30  (9) 23,000 20
JPMorgan Chase, VR, 2.956%, 5/13/31  (9) 69,000 59
JPMorgan Chase, VR, 3.54%, 5/1/28  (9) 25,000 23
Shares/Par $ Value
(Cost and value in $000s)
‡
Kilroy Realty, 4.375%, 10/1/25  13,000 12
Las Vegas Sands, 3.50%, 8/18/26  25,000 23
Lowe's, 4.25%, 4/1/52  25,000 20
Lowe's, 5.625%, 4/15/53  15,000 15
Lowe's, 5.75%, 7/1/53  15,000 15
LSEGA Financing, 2.50%, 4/6/31  (1) 200,000 167
Marriott International, 4.90%, 4/15/29  10,000 10
Marriott International, 5.00%, 10/15/27  30,000 30
Marsh & McLennan, 2.25%, 11/15/30  15,000 12
Merck, 5.00%, 5/17/53  25,000 25
Meta Platforms, 5.60%, 5/15/53  65,000 67
Micron Technology, 5.327%, 2/6/29  22,000 22
Micron Technology, 5.875%, 9/15/33  30,000 30
Micron Technology, 6.75%, 11/1/29  20,000 21
Morgan Stanley, VR, 1.593%, 5/4/27  (9) 20,000 18
Morgan Stanley, VR, 3.217%, 4/22/42  (9) 15,000 11
Morgan Stanley, VR, 4.431%, 1/23/30  (9) 25,000 24
Morgan Stanley, VR, 5.123%, 2/1/29  (9) 95,000 94
Nasdaq, 5.95%, 8/15/53  10,000 10
Nasdaq, 6.10%, 6/28/63  10,000 10
Netflix, 6.375%, 5/15/29  55,000 58
NextEra Energy Capital Holdings, 2.44%,
1/15/32  35,000 28
NextEra Energy Capital Holdings, 3.00%,
1/15/52  35,000 23
NextEra Energy Capital Holdings, 5.00%,
7/15/32  15,000 15
NextEra Energy Capital Holdings, 5.25%,
2/28/53  15,000 15
NiSource, 5.25%, 3/30/28  10,000 10
Nissan Motor Acceptance, 1.85%,
9/16/26  (1) 15,000 13
NRG Energy, 4.45%, 6/15/29  (1) 15,000 13
Occidental Petroleum, 8.875%, 7/15/30  15,000 17
Oracle, 5.55%, 2/6/53  35,000 34
Pacific Gas & Electric, 2.10%, 8/1/27  20,000 17
Pacific Gas & Electric, 2.50%, 2/1/31  40,000 31
Pacific Gas & Electric, 4.55%, 7/1/30  45,000 41
Pacific Gas & Electric, 5.90%, 6/15/32  10,000 10
Pacific Gas & Electric, 6.70%, 4/1/53  10,000 10
Pfizer Investment Enterprises, 4.75%,
5/19/33  30,000 30
Pfizer Investment Enterprises, 5.30%,
5/19/53  30,000 31
Philip Morris International, 5.125%, 2/15/30  25,000 25
Pioneer Natural Resources, 5.10%, 3/29/26  15,000 15
PNC Financial Services Group, 2.55%,
1/22/30  15,000 13
PNC Financial Services Group, VR, 6.037%,
10/28/33  (9) 40,000 41
Realty Income, 3.95%, 8/15/27  35,000 33
Revvity, 1.90%, 9/15/28  35,000 30
Revvity, 2.25%, 9/15/31  15,000 12
Revvity, 3.30%, 9/15/29  19,000 17
Reynolds American, 4.45%, 6/12/25  7,000 7
Rogers Communications, 3.20%,
3/15/27  (1) 14,000 13
Rogers Communications, 3.80%,
3/15/32  (1) 25,000 22

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Rogers Communications, 4.35%, 5/1/49  5,000 4
Rogers Communications, 4.55%,
3/15/52  (1) 94,000 76
Ross Stores, 1.875%, 4/15/31  45,000 36
Santander Holdings USA, VR, 2.49%,
1/6/28  (9) 12,000 10
Santander Holdings USA, VR, 6.499%,
3/9/29  (9) 6,000 6
SBA Tower Trust, 1.84%, 4/15/27  (1) 50,000 43
SBA Tower Trust, 2.593%, 10/15/31  (1) 40,000 31
Sempra Energy, 3.70%, 4/1/29  15,000 14
Southern, 5.20%, 6/15/33  60,000 59
Southern California Edison, 5.70%, 3/1/53  20,000 20
Southern California Edison, Series D,
4.70%, 6/1/27  30,000 30
Standard Chartered, VR, 2.608%,
1/12/28  (1)(9) 200,000 177
Sutter Health, 5.164%, 8/15/33  15,000 15
Sutter Health, 5.547%, 8/15/53  10,000 10
T-Mobile USA, 5.75%, 1/15/54  45,000 46
Targa Resources Partners, 5.50%, 3/1/30  57,000 55
Targa Resources Partners, 6.875%, 1/15/29  20,000 20
Transcontinental Gas Pipe Line, 4.60%,
3/15/48  5,000 4
Truist Financial, VR, 4.123%, 6/6/28  (9) 45,000 42
U.S. Bancorp, VR, 4.839%, 2/1/34  (9) 20,000 19
UnitedHealth Group, 2.00%, 5/15/30  105,000 88
UnitedHealth Group, 4.50%, 4/15/33  40,000 39
UnitedHealth Group, 5.05%, 4/15/53  60,000 59
UnitedHealth Group, 5.875%, 2/15/53  32,000 36
Utah Acquisition, 3.95%, 6/15/26  101,000 96
Verizon Communications, 1.75%, 1/20/31  25,000 20
Verizon Communications, 2.55%, 3/21/31  80,000 67
Verizon Communications, 2.65%, 11/20/40  77,000 53
Verizon Communications, 3.55%, 3/22/51  45,000 34
Vistra Operations, 5.125%, 5/13/25  (1) 45,000 44
Volkswagen Group of America Finance,
3.20%, 9/26/26  (1) 205,000 191
Warnermedia Holdings, 3.755%, 3/15/27  60,000 56
Wells Fargo, 4.30%, 7/22/27  35,000 34
Wells Fargo, VR, 2.393%, 6/2/28  (9) 115,000 103
Wells Fargo, VR, 2.572%, 2/11/31  (9) 225,000 190
Wells Fargo, VR, 2.879%, 10/30/30  (9) 100,000 87
Westlake, 1.625%, 7/17/29 (EUR)  100,000 89
Woodside Finance, 3.70%, 9/15/26  (1) 10,000 9
Woodside Finance, 3.70%, 3/15/28  (1) 24,000 22
Workday, 3.70%, 4/1/29  10,000 9
Xcel Energy, 3.40%, 6/1/30  45,000 40
Yara International, 4.75%, 6/1/28  (1) 25,000 24
Total Corporate Bonds (Cost $8,079) 7,325
EQUITY MUTUAL FUNDS 7.0%
T. Rowe Price Institutional Emerging
Markets Equity Fund  (2) 213,085 7,074
T. Rowe Price Real Assets Fund - I Class  (2) 356,039 4,828
Total Equity Mutual Funds (Cost $9,746) 11,902
Shares/Par $ Value
(Cost and value in $000s)
‡
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.2%
State of Israel, Series 0347, 3.75%, 3/31/47
(ILS)  1,110,000 286
Total Foreign Government Obligations &
Municipalities (Cost $294) 286
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.7%
Angel Oak Mortgage Trust, Series 2020-5,
Class A3, CMO, ARM, 2.041%, 5/25/65  (1) 9,616 9
BBCMS Mortgage Trust, Series 2019-BWAY,
Class D, ARM, 1M TSFR + 2.274%, 7.421%,
11/15/34  (1) 25,000 12
BINOM Securitization Trust, Series  2021-
INV1, Class A1, CMO, ARM, 2.034%,
6/25/56  (1) 71,231 61
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class B, ARM, 1M
TSFR + 3.141%, 8.288%, 6/15/27  (1) 100,000 100
BXSC Commercial Mortgage Trust,
Series 2022-WSS, Class B, ARM, 1M TSFR
+ 2.092%, 7.239%, 3/15/35  (1) 100,000 98
CIM Trust, Series 2021-INV1, Class A29,
CMO, ARM, 2.50%, 7/1/51  (1) 84,359 65
Commercial Mortgage Trust, Series  2016-
CR28, Class AHR, 3.651%, 2/10/49  26,537 25
Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, CMO, ARM,
1M USD LIBOR + 1.00%, 6.15%, 2/25/30  13,299 13
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1M1, CMO, ARM,
SOFR30A + 2.00%, 7.067%, 3/25/42  (1) 21,783 22
Finance of America HECM Buyout,
Series 2022-HB2, Class A1A, ARM, 4.00%,
8/1/32  (1) 85,096 82
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, CMO, ARM,
3.50%, 11/25/57  (1) 6,248 6
Galton Funding Mortgage Trust,
Series 2018-2, Class A22, CMO, ARM,
4.00%, 10/25/58  (1) 4,661 4
Great Wolf Trust, Series 2019-WOLF, Class
A, ARM, 1M TSFR + 1.148%, 6.295%,
12/15/36  (1) 40,000 39
Great Wolf Trust, Series 2019-WOLF, Class
C, ARM, 1M TSFR + 1.747%, 6.894%,
12/15/36  (1) 35,000 34
GS Mortgage-Backed Securities Trust,
Series 2021-GR1, Class A4, CMO, ARM,
2.50%, 11/25/51  (1) 83,227 64
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2018-WPT, Class
AFX, 4.248%, 7/5/33  (1) 20,000 18
JPMorgan Mortgage Trust, Series 2020-5,
Class B2, CMO, ARM, 3.578%, 12/25/50  (1) 23,390 19
JPMorgan Mortgage Trust, Series  2020-
INV1, Class A11, CMO, ARM, 1M USD
LIBOR + 0.83%, 5.968%, 8/25/50  (1) 6,313 6

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series  2020-
INV1, Class A3, CMO, ARM, 3.50%,
8/25/50  (1) 8,417 7
JPMorgan Mortgage Trust, Series  2020-
LTV1, Class A15, CMO, ARM, 3.50%,
6/25/50  (1) 1,139 1
JPMorgan Mortgage Trust, Series  2020-
LTV1, Class A3, CMO, ARM, 3.50%,
6/25/50  (1) 2,278 2
JPMorgan Mortgage Trust, Series  2020-
LTV1, Class B1A, CMO, ARM, 3.286%,
6/25/50  (1) 28,235 24
New Residential Mortgage Loan Trust,
Series 2021-INV2, Class A4, CMO, ARM,
2.50%, 9/25/51  (1) 85,449 66
OBX Trust, Series 2020-EXP1, Class 1A8,
CMO, ARM, 3.50%, 2/25/60  (1) 28,182 25
Sequoia Mortgage Trust, Series 2013-4,
Class B1, CMO, ARM, 3.442%, 4/25/43  19,698 18
Sequoia Mortgage Trust, Series 2017-CH2,
Class A19, CMO, ARM, 4.00%, 12/25/47  (1) 6,351 6
SG Residential Mortgage Trust,
Series 2019-3, Class A1, CMO, ARM,
2.703%, 9/25/59  (1) 2,192 2
Structured Agency Credit Risk Debt Notes,
Series 2020-DNA2, Class M2, CMO,
ARM, 1M USD LIBOR + 1.85%, 7.00%,
2/25/50  (1) 28,261 28
Structured Agency Credit Risk Debt Notes,
Series 2021-DNA2, Class M2, CMO, ARM,
SOFR30A + 2.30%, 7.367%, 8/25/33  (1) 24,236 24
Structured Agency Credit Risk Debt Notes,
Series 2022-DNA3, Class M1A, CMO, ARM,
SOFR30A + 2.00%, 7.067%, 4/25/42  (1) 22,437 23
Structured Agency Credit Risk Debt Notes,
Series 2022-DNA4, Class M1A, CMO, ARM,
SOFR30A + 2.20%, 7.267%, 5/25/42  (1) 30,938 31
Structured Agency Credit Risk Debt Notes,
Series 2022-HQA1, Class M1A, CMO, ARM,
SOFR30A + 2.10%, 7.167%, 3/25/42  (1) 46,501 47
Towd Point Mortgage Trust, Series  2019-
HY3, Class A1A, CMO, ARM, 1M USD
LIBOR + 1.00%, 6.15%, 10/25/59  (1) 30,154 30
Vista Point Securitization Trust, Series  2020-
2, Class A1, CMO, ARM, 1.475%,
4/25/65  (1) 23,962 21
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class B, 4.025%, 9/15/50  125,000 109
Wells Fargo Commercial Mortgage Trust,
Series 2019-JWDR, Class A, ARM, 2.584%,
9/15/31  (1) 100,000 89
Total Non-U.S. Government Mortgage-
Backed Securities (Cost $1,371) 1,230
Shares/Par $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR)  1,078 134
Total Consumer Discretionary 134
Total Preferred Stocks (Cost $87) 134
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 7.8%
U.S. Government Agency
Obligations 6.2%
Federal Home Loan Mortgage
2.50%, 4/1/30  13,250 12
3.00%, 12/1/42 - 4/1/43  61,974 56
3.50%, 8/1/42 - 3/1/44  86,360 81
4.00%, 8/1/40 - 8/1/45  41,567 40
4.50%, 6/1/39 - 5/1/42  41,541 40
5.00%, 1/1/24 - 8/1/40  13,998 13
6.00%, 10/1/32 - 8/1/38  3,554 3
7.00%, 6/1/32  538 —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.827%, 4.201%, 2/1/37  1,945 2
12M USD LIBOR + 1.842%, 4.091%, 1/1/37  1,327 1
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  14,411 12
2.00%, 3/1/42 - 5/1/52  481,317 396
2.50%, 3/1/42 - 5/1/52  658,523 561
3.00%, 1/1/33 - 8/1/52  413,634 372
3.50%, 6/1/47 - 10/1/51  141,667 131
4.00%, 8/1/37 - 2/1/50  86,250 82
4.50%, 5/1/50  8,052 8
Federal National Mortgage Assn.
3.00%, 8/1/43 - 2/1/44  9,280 8
3.50%, 6/1/42 - 1/1/44  86,901 81
4.00%, 11/1/40  17,703 17
Federal National Mortgage Assn., ARM,
12M USD LIBOR + 1.869%, 4.119%, 8/1/36  1,382 1
Federal National Mortgage Assn., CMO, IO,
6.50%, 2/25/32  374 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  256,990 219
2.00%, 4/1/37 - 4/1/52  2,186,784 1,805
2.50%, 1/1/32 - 9/1/52  1,184,305 1,023
3.00%, 6/1/27 - 10/1/51  713,032 645
3.50%, 11/1/32 - 1/1/52  366,638 342
4.00%, 7/1/35 - 9/1/52  343,521 328
4.50%, 7/1/39 - 8/1/52  197,549 192
5.00%, 8/1/23 - 10/1/52  154,630 156
5.50%, 12/1/34 - 9/1/41  51,511 53
6.00%, 4/1/33 - 2/1/53  214,522 220
6.50%, 7/1/32 - 5/1/40  18,970 20
7.00%, 4/1/32  177 —
UMBS, TBA  (10)
2.00%, 7/1/38 - 7/1/53  1,350,000 1,123
2.50%, 7/1/53  920,000 780
3.00%, 7/1/53  375,000 330

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
3.50%, 7/1/53  300,000 273
4.00%, 7/1/53  270,000 253
4.50%, 7/1/53  200,000 192
5.00%, 7/1/53  220,000 216
5.50%, 7/1/53  290,000 289
6.00%, 7/1/53  90,000 91
6.50%, 7/1/53  130,000 133
10,600
U.S. Government Obligations 1.6%
Government National Mortgage Assn.
1.50%, 5/20/37  47,302 41
2.00%, 3/20/51 - 3/20/52  552,673 466
2.50%, 8/20/50 - 3/20/52  526,525 455
3.00%, 7/15/43 - 6/20/52  487,795 439
3.50%, 12/20/42 - 10/20/49  289,478 271
4.00%, 7/20/42 - 10/20/52  257,142 245
4.50%, 10/20/39 - 10/20/52  191,719 187
5.00%, 3/20/34 - 6/20/49  89,852 91
5.50%, 10/20/32 - 3/20/49  50,712 51
6.00%, 4/15/36 - 12/20/38  7,625 8
6.50%, 3/15/26 - 4/15/26  1,544 1
7.00%, 9/20/27 - 1/20/53  30,403 31
8.00%, 4/15/26  81 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  5,061 5
3.50%, 10/20/50  25,000 21
Government National Mortgage Assn.,
TBA  (10)
2.00%, 7/20/53  35,000 29
2.50%, 7/20/53  40,000 35
5.00%, 7/20/53  45,000 44
5.50%, 7/20/53  300,000 299
6.00%, 7/20/53  65,000 65
6.50%, 7/20/53  55,000 56
2,840
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$14,211) 13,440
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 7.0%
U.S. Treasury Obligations 7.0%
U.S. Treasury Bonds, 3.00%, 8/15/52  790,000 672
U.S. Treasury Bonds, 3.375%, 8/15/42  1,000,000 907
U.S. Treasury Bonds, 3.625%, 2/15/53  690,000 662
U.S. Treasury Bonds, 3.875%, 2/15/43  365,000 356
U.S. Treasury Bonds, 4.00%, 11/15/42  710,000 706
U.S. Treasury Bonds, 4.00%, 11/15/52  440,000 452
U.S. Treasury Notes, 0.75%, 8/31/26  400,000 357
U.S. Treasury Notes, 1.50%, 1/31/27  1,135,000 1,028
U.S. Treasury Notes, 1.875%, 2/15/32  455,000 390
U.S. Treasury Notes, 2.25%, 1/31/24  1,395,000 1,369
U.S. Treasury Notes, 2.75%, 2/15/24  205,000 202
U.S. Treasury Notes, 3.75%, 4/15/26  270,000 264
U.S. Treasury Notes, 3.875%, 1/15/26  (11) 1,100,000 1,080
U.S. Treasury Notes, 3.875%, 11/30/27  110,000 109
U.S. Treasury Notes, 3.875%, 12/31/27  505,000 498
Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.00%, 12/15/25  1,085,000 1,068
U.S. Treasury Notes, 4.00%, 2/15/26  320,000 315
U.S. Treasury Notes, 4.125%, 9/30/27  830,000 825
U.S. Treasury Notes, 4.125%, 11/15/32  695,000 710
11,970
Total U.S. Government Agency
Obligations (Excluding Mortgage-Backed)
(Cost $12,165) 11,970
SHORT-TERM INVESTMENTS 8.2%
Money Market Funds 8.2%
T. Rowe Price Treasury Reserve Fund,
5.11%  (2)(12) 14,012,596 14,013
Total Short-Term Investments (Cost
$14,013) 14,013
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund,
5.13%  (2)(12) 6,235 6
Total Investments in a Pooled Account
through Securities Lending Program with
JPMorgan Chase Bank 6
Total Securities Lending Collateral (Cost
$6) 6
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of
America
USD / JPY
Put, 7/6/23 @
JPY127.00  (4) 1 560 —

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan
Chase
Credit Default
Swap,
Protection
Bought
(Relevant
Credit: Markit
CDX.NA.IG-S40,
5 Year Index,
6/20/28),
Pay 1.00%
Quarterly,
Receive upon
credit default,
7/19/23 @
0.80%*  (4) 1 1,450 —
Total Options Purchased (Cost $9) —
Total Investments in Securities
102.3% of Net Assets
(Cost $144,094) $ 174,920
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,718 and represents
2.2% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $613 and represents 0.4% of net assets.
(6) See Note 2. Level 3 in fair value hierarchy.
(7) See Note 4 . All or a portion of this security is on loan at June 30, 2023.
(8) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $4,208 and represents 2.5% of net assets.
(11) At June 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(12) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest

T. ROWE PRICE Moderate Allocation Portfolio

.
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought (Relevant Credit: Markit CMBX.NA.AAA-S15, 40 Year
Index), Pay 0.50% Monthly, Receive upon credit default, 11/18/64 366 10 10 —
Total Bilateral Credit Default Swaps, Protection Bought 10 —
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: Barclays Bank, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/24 (EUR) * 10 — — —
Total Bilateral Credit Default Swaps, Protection Sold — —
Total Bilateral Swaps 10 —
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S40, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/28 370 11 5 6
Protection Sold (Relevant Credit: MetLife, A3*), Receive 1.00% Quarterly, Pay upon credit default, 6/20/28 9 — — —
Protection Sold (Relevant Credit: Republic of Indonesia, Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/28 185 1 (2) 3
Protection Sold (Relevant Credit: United Mexican States, Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/28 220 — (4) 4
Total Centrally Cleared Credit Default Swaps, Protection Sold 13
Total Centrally Cleared Swaps 13
Net payments (receipts) of variation margin to date (10)
Variation margin receivable (payable) on centrally cleared swaps $ 3
* Credit ratings as of June 30, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/21/23 CAD 245 USD 183 $ 2
Bank of America 7/21/23 USD 181 JPY 25,445 4
Bank of America 8/25/23 GBP 100 USD 125 2
BNP Paribas 7/14/23 DKK 1,650 USD 244 (2)
BNP Paribas 7/14/23 USD 244 DKK 1,650 2
BNP Paribas 8/25/23 USD 87 EUR 80 —
Citibank 8/18/23 PLN 1,580 USD 378 9
Citibank 8/18/23 USD 377 PLN 1,580 (11)
Goldman Sachs 8/25/23 USD 250 GBP 200 (4)
RBC Dominion Securities 7/21/23 CAD 250 USD 188 1
RBC Dominion Securities 7/21/23 USD 366 CAD 495 (8)
State Street 7/20/23 USD 297 ILS 1,081 6
State Street 7/21/23 JPY 25,445 USD 184 (7)
State Street 8/25/23 GBP 100 USD 125 1
Net unrealized gain (loss) on open forward
currency exchange contracts $ (5)

T. ROWE PRICE Moderate Allocation Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 20 U.S. Treasury Notes ten year contracts 9/23 2,245 $ (35)
Short, 4 Ultra U.S. Treasury Bonds contracts 9/23 (545) (6)
Long, 26 Ultra U.S. Treasury Notes ten year contracts 9/23 3,080 (20)
Net payments (receipts) of variation margin to date 61
Variation margin receivable (payable) on open futures contracts —

T. ROWE PRICE Moderate Allocation Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I Class, 7.97%  $ — $ — $ —
T. Rowe Price Institutional Emerging Markets Bond Fund, 6.47%  (100) 186 190
T. Rowe Price Institutional Emerging Markets Equity Fund  (134) 436 —
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 8.76%  — 6 16
T. Rowe Price Institutional High Yield Fund - Institutional Class, 8.16%  (211) 424 320
T. Rowe Price International Bond Fund - I Class, 4.42%  (1,074) 1,118 47
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 4.35%  — 33 36
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 7.84%  — — —
T. Rowe Price Real Assets Fund - I Class  — 61 —
T. Rowe Price Government Reserve Fund, 5.13% — — —++
T. Rowe Price Treasury Reserve Fund, 5.11% — — 267
Affiliates not held at period end (192) 201 —
Totals $ (1,711)# $ 2,465 $ 876+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Inflation Protected Bond Fund - I Class, 7.97%  $ 6 $ — $ — $ 6
T. Rowe Price Institutional Emerging Markets Bond Fund, 6.47%  6,935 191 375 6,937
T. Rowe Price Institutional Emerging Markets Equity Fund  7,172 — 534 7,074
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 8.76%  359 15 — 380
T. Rowe Price Institutional High Yield Fund - Institutional Class, 8.16%  9,978 320 1,311 9,411
T. Rowe Price International Bond Fund - I Class, 4.42%  6,438 48 4,374 3,230
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 4.35%  — 3,336 — 3,369
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 7.84%  6 — — 6
T. Rowe Price Real Assets Fund - I Class  4,767 — — 4,828
T. Rowe Price U.S. Large-Cap Core Fund - I Class  2,483 — 2,684 —
T. Rowe Price Government Reserve Fund, 5.13% 424   ¤   ¤ 6
T. Rowe Price Treasury Reserve Fund, 5.11% 10,661   ¤   ¤ 14,013
Total $ 49,260^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+
Investment income comprised $876 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $50,718 .

T. ROWE PRICE Moderate Allocation Portfolio
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities
25
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $144,094) $ 174,920
Receivable for investment securities sold 976
Interest and dividends receivable 324
Receivable for shares sold 54
Foreign currency (cost $53) 53
Unrealized gain on forward currency exchange contracts 27
Bilateral swap premiums paid 10
Variation margin receivable on centrally cleared swaps 3
Cash 1
Other assets 137
Total assets 176,505
Liabilities
Payable for investment securities purchased 5,369
Investment management and administrative fees payable 163
Unrealized loss on forward currency exchange contracts 32
Payable for shares redeemed 27
Obligation to return securities lending collateral 6
Total liabilities 5,597
NET ASSETS $ 170,908
Net Assets Consist of:
Total distributable earnings (loss) $ 28,207
Paid-in capital applicable to 8,921,976 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 142,701
NET ASSETS $ 170,908
NET ASSET VALUE PER SHARE $ 19.16

T. ROWE PRICE Moderate Allocation Portfolio
(Unaudited)
Statement of Operations
26
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $64) $ 1,751
    Interest 661
Securities lending 4
Total income 2,416
Expenses
Investment management and administrative expense 742
Waived / paid by Price Associates (162)
Net expenses 580
Net investment income 1,836
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 615
Futures (285)
Swaps 8
Forward currency exchange contracts (2)
Net realized gain 336
Change in net unrealized gain / loss
Securities 11,765
Futures (39)
Swaps 3
Forward currency exchange contracts (2)
Other assets and liabilities denominated in foreign currencies 2
Change in net unrealized gain / loss 11,729
Net realized and unrealized gain / loss 12,065
INCREASE IN NET ASSETS FROM OPERATIONS
$ 13,901

T. ROWE PRICE Moderate Allocation Portfolio
(Unaudited)
Statement of Changes in Net Assets
27
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,836 $ 2,807
Net realized gain (loss) 336 (1,176)
Change in net unrealized gain / loss 11,729 (39,492)
Increase (decrease) in net assets from operations 13,901 (37,861)
Distributions to shareholders
Net earnings (1,790) (6,064)
Capital share transactions
*
Shares sold 9,054 15,092
Distributions reinvested 1,790 6,064
Shares redeemed (14,031) (24,543)
Decrease in net assets from capital share transactions (3,187) (3,387)
Net Assets
Increase (decrease) during period 8,924 (47,312)
Beginning of period 161,984 209,296
End of period $ 170,908 $ 161,984
*Share information (000s)
Shares sold 483 779
Distributions reinvested 96 335
Shares redeemed (754) (1,265)
Decrease in shares outstanding (175) (151)

T. ROWE PRICE Moderate Allocation Portfolio
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).
The Moderate Allocation Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.
Shares of the fund are currently offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis.
Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities.
Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the
Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR),
and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to

T. ROWE PRICE Moderate Allocation Portfolio

apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S.
securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Moderate Allocation Portfolio

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Moderate Allocation Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 36,412 $ — $ 36,412
Bond Mutual Funds 23,339 — — 23,339
Common Stocks 68,006 20,629 180 88,815
Convertible Bonds — — 1 1
Convertible Preferred Stocks — — 298 298
Equity Mutual Funds 11,902 — — 11,902
Preferred Stocks — 134 — 134
Short-Term Investments 14,013 — — 14,013
Securities Lending Collateral 6 — — 6
Options Purchased — — — —
Total Securities 117,266 57,175 479 174,920
Swaps* — 23 — 23
Forward Currency Exchange Contracts — 27 — 27
Total $ 117,266 $ 57,225 $ 479 $ 174,970
Liabilities
Forward Currency Exchange Contracts $ — $ 32 $ — $ 32
Futures Contracts* 61 — — 61
Total $ 61 $ 32 $ — $ 93
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Moderate Allocation Portfolio

collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended
June 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Foreign exchange derivatives
Forwards
,
Securities^ $ 27
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps
,
Securities^ 23
^
,*
Total $ 50
^
,*
Liabilities
Interest rate derivatives Futures $ 61
Foreign exchange derivatives Forwards 32
Total $ 93
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ — $ (285) $ — $ 2 $ (283)
Foreign exchange derivatives — — (2) — (2)
Credit derivatives — — — 6 6
Total $ — $ (285) $ (2) $ 8 $ (279)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ (39) $ — $ — $ (39)
Foreign exchange derivatives (8) — (2) — (10)
Credit derivatives (1) — — 3 2
Total $ (9) $ (39) $ (2) $ 3 $ (47)
^ Options purchased are reported as securities.

T. ROWE PRICE Moderate Allocation Portfolio

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled.
ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted
in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30,
2023, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of June 30, 2023, securities valued at $391,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended
June 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income;

T. ROWE PRICE Moderate Allocation Portfolio

as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 4% of net assets.
Options   The fund is subject to foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income;
as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and
Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying
Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Moderate Allocation Portfolio

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of
June 30, 2023, the notional amount of protection sold by the fund totaled $795,000 (0.5% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries.
These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.

T. ROWE PRICE Moderate Allocation Portfolio

TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The fund enters into to-be-announced (TBA)
purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-
backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted
“good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions.
Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively,
MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of June 30, 2023, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2023, the value of loaned securities was $6,000; the value of cash collateral and related investments was $6,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $34,303,000 and
$43,856,000, respectively, for the six months ended June 30, 2023. Purchases and sales of U.S. government securities aggregated
$31,767,000 and $28,353,000, respectively, for the six months ended June 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2022, the fund had $1,135,000 of available capital loss carryforwards.

T. ROWE PRICE Moderate Allocation Portfolio

At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $146,026,000. Net unrealized gain aggregated $28,851,000 at period-end, of which $38,116,000 related to appreciated investments and $9,265,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and
Price Associates provides for an all-inclusive annual fee equal to 0.90% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Effective
July 1, 2018, Price Associates has contractually agreed, at least through April 30, 2024 to waive a portion of its management fee in order to limit the fund’s management fee to 0.85% of the fund’s average daily net assets. Thereafter, this agreement automatically renews for one-year terms unless terminated or modified by the fund’s Board. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $42,000 for the six months ended
June 30, 2023.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by

T. ROWE PRICE Moderate Allocation Portfolio

each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended June 30, 2023, are as follows:
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the six months ended June 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades and for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. These agreements may be rescinded at any time. For the six months ended June 30, 2023, these reimbursements amounted to $2,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
($000s) Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Inflation Protected Bond Fund - I Class 0.17% $  -
T. Rowe Price Institutional Emerging Markets Bond Fund 0.70% 24
T. Rowe Price Institutional Emerging Markets Equity Fund 1.00% 39
T. Rowe Price Institutional Floating Rate Fund - Institutional Class 0.55% 1
T. Rowe Price Institutional High Yield Fund - Institutional Class 0.50% 24
T. Rowe Price International Bond Fund - I Class 0.49% 9
T. Rowe Price International Bond Fund (USD Hedged) - I Class 0.49% 6
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class 0.25%  -
T. Rowe Price Real Assets Fund - I Class 0.64% 15
T. Rowe Price U.S. Large-Cap Core Fund - I Class 0.54% 2
Total Management Fee Waived $ 12 0

T. ROWE PRICE Moderate Allocation Portfolio

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-
nominees to serve on the Board of all Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 74,096,003 4,864,479
Mark J. Parrell 76,629,190 2,346,625
Kellye L. Walker 76,708,663 2,268,629
Eric L. Veiel 76,898,359 2,090,473

T. ROWE PRICE Moderate Allocation Portfolio

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract)
between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements
(Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (TRPIM), T. Rowe Price
International Ltd, and T. Rowe Price Hong Kong Limited (collectively, the Subadvisers) on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory
Contract and Subadvisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory
Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The
Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board also considered that TRPIM has its own investment platform and investment management leadership, and that TRPIM has implemented information barriers restricting the sharing of investment information and voting activity with the Adviser and other Subadvisers. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers between investment personnel of TRPIM and the Adviser and the other Subadvisers that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and
Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31,
2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The
Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.

T. ROWE PRICE Moderate Allocation Portfolio

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the
Board did not review information regarding profits realized from managing the fund, in particular, because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. However, the fund has a contractual limitation in place whereby the Adviser has agreed to waive a portion of the management fee it is entitled to receive from the fund in order to limit the fund’s overall management fee rate to 0.85% of the fund’s average daily net assets. Any fees waived under this management fee waiver agreement are not subject to reimbursement to the
Adviser by the fund. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. Because the fund serves as an underlying option to variable annuity products, the all-inclusive fee structure is utilized to create certainty for the annuity providers’ overall pricing decisions and disclosures. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate
(which reflects the fund’s all-inclusive management fee rate reduced by the fund’s management fee waiver arrangement and any applicable waivers relating to investments in other T. Rowe Price funds), and total expenses (which reflect the fund’s all-inclusive management fee rate reduced by the fund’s management fee waiver arrangement and any applicable waivers relating to investments in other T. Rowe Price funds)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fifth quintile (Expense Group), the fund’s actual management fee rate ranked in the fifth quintile (Expense
Group) and fourth quintile (Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group and Expense
Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Moderate Allocation Portfolio

The Adviser provided the Board with additional information with respect to the fund’s relative management fees and total expenses ranking in the fourth and fifth quintiles. The Board reviewed and considered the information provided relating to the fund, including other funds in the peer group, and other factors that the Board determined to be relevant.
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the
United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory
Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and
Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E304-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023